CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (10,858,000)	$ (27,392,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	2,895,000	1,065,000
Write-off of inventory	2,132,000	0
Adjustment to property and equipment for sales type leases	(91,000)
Loss from impairment of property and equipment	1,869,000	0
Loss on disposal of property and equipment	617,000
Stock-based compensation	8,511,000	662,000
Noncash interest expense	5,245,000	25,000
(Recovery of) provision recorded for allowance for doubtful accounts	(13,000)	47,000
Loss on extinguishment of debt	12,685,000	66,000
Change in fair value of derivative liability	1,745,000
Change in fair value of common stock warrant liability	879,000
Change in fair value of earn-out liability	(46,212,000)
Change in fair value of contingently issuable common stock	(6,406,000)
Change in fair value of public warrant liability	(12,606,000)
Changes in operating assets and liabilities
Accounts receivable	(5,063,000)	(464,000)
Inventory	(17,479,000)	(1,471,000)
Commission assets	(3,072,000)	(1,785,000)
Contract assets	(4,877,000)
Prepaid expenses and other current assets	(10,079,000)	(375,000)
Accounts payable	(7,000)	1,915,000
Deferred revenue	4,968,000	2,341,000
Deferred rent	457,000	(34,000)
Warranty reserve	(42,000)	(14,000)
Accrued expenses and other current liabilities	5,174,000	2,160,000
Net cash used in operating activities	(69,628,000)	(23,254,000)
Cash flows from investing activities:
Development of internal-use software	(1,028,000)
Purchases of property and equipment	(3,710,000)	(6,609,000)
Net cash used in investing activities	(4,738,000)	(6,609,000)
Cash flows from financing activities:
Proceeds from issuance of Series B-1 convertible preferred stock, net of issuance costs		2,994,000
Proceeds from exercise of stock options	915,000	442,000
Proceeds from issuance of common stock from the PIPE Investment	300,000,000
Proceeds from the closing of the Merger	84,945,000
Payment of offering costs from the closing of the Merger and PIPE Investment	(34,132,000)
Repayment of financing obligations	(359,000)	(244,000)
Proceeds from long-term debt, net of issuance costs	31,882,000	22,438,000
Repayment of principal on long term debt	(5,422,000)	(8,404,000)
Net cash provided by financing activities	377,829,000	17,226,000
Net increase (decrease) in cash, cash equivalents and restricted cash	303,463,000	(12,637,000)
Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash at beginning of period	4,704,000	17,341,000
Cash, cash equivalents and restricted cash at end of period	308,167,000	4,704,000
Supplemental disclosure of cash flow information
Cash paid for interest	850,000	405,000
Supplemental disclosure of non-cash activities
Issuance of equity classified warrants	1,000	112,000
Issuance of a nonrecourse promissory note with officer		350,000
Capital expenditures incurred but not yet paid	347,000
Transfer of inventory to property and equipment	12,949,000	$ 86,000
Deferred offering costs included in accounts payable	1,932,000
Conversion of convertible preferred stock to common stock	75,877,000
Initial fair value of contingent earn-out liability recognized in connection with the closing of the Merger	67,021,000
Initial fair value of contingently issuable common stock liability recognized in connection with the closing of the Merger	11,670,000
Conversion of common stock warrants to common stock in connection with the closing of the Merger	880,000
Initial fair value of public warrants in connection with the closing of the Merger	$ 23,636,000